Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2020
Short-term provisions
Schedule of short-term provisions
		2020	2019
for the year ended 30 June	Note	Rm	Rm
Other provisions
Short-term portion of		649	552
long-term provisions	35	1 048	2 338
post-retirement benefit obligations	37	505	399
		2 202	3 289